Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

(2) Recent Accounting Pronouncements

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. Under the amendments in this Update, a private company (reporting entity) may elect not to apply VIE guidance to legal entities under common control (including common control leasing arrangements) if both the parent and the legal entity being evaluated for consolidation are not public business entities. The accounting alternative provides an accounting policy election that a private company will apply to all current and future legal entities under common control that meet the criteria for applying this alternative. In other words, the alternative cannot be applied to select common control arrangements that meet the criteria for applying this accounting alternative. If the alternative is elected, a private company should continue to apply other consolidation guidance, particularly the voting interest entity guidance, unless another scope exception applies. Under the accounting alternative, a private company should provide detailed disclosures about its involvement with and exposure to the legal entity under common control. The amendments in ASU No. 2018-17 are effective for a private company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is currently evaluating this guidance and believes the adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. ASU No. 2018-11 provides entities with an additional (and optional) transition method to adopt the new lease standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current U.S. GAAP (Topic 840, Leases). ASU No. 2018-11 also provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-leasecomponents otherwise would be accounted for under the new revenue guidance (Topic 606) and certain criteria are met: If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606. Otherwise, the entity must account for the combined component as an operating lease in accordance with Topic 842. The amendments in ASU No. 2018-11 are effective at the same time as the amendments in ASU No. 2016-02 discussed below.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. ASU No. 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of a business or as acquisitions (or disposals) of assets. ASU No. 2017-01 is effective for annual periods beginning after December 15, 2018, with early adoption permitted under certain circumstances. The amendments of ASU No. 2017-01 were adopted by the Company in 2018 and will be applied prospectively.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of- use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under this new guidance, lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with lease terms of more than 12 months. We adopted this new standard as of January 1, 2019 using the modified retrospective transition method, applying the new standard to leases in place as of the adoption date. Prior periods have not been adjusted.

In May 2014, the FASB ASU No. 2014-09, Revenue from Contracts with Customers. ASU No. 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of the financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective for annual reporting periods beginning after December 15, 2018. The Company adopted the provisions of ASU No. 2014-09 as of January 1, 2018 and the adoption did not have a material effect on the consolidated financial statements.